UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: November 30,

Date of reporting period: May 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

MAY 31, 2007

Legg Mason Partners

Massachusetts Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY  LOSE VALUE

Legg Mason Partners Massachusetts Municipals Fund

Semi-Annual Report  •  May 31, 2007

What’s

Inside

Fund Objective

The Fund seeks to provide Massachusetts investors with as high a level of interest income exempt from federal and Massachusetts personal income taxes* as is consistent with prudent investment management and the preservation of capital.

*	Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended May 31, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. This was the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Yields then moved gradually higher during the remainder of the period due, in part, to the belief that the Fed would not cut interest rates in the foreseeable future. Overall, during the six months ended May 31, 2007, two-year Treasury yields rose from 4.62% to 4.92%. Over the same period, 10-year Treasury yields moved from 4.46% to 4.90%.

Looking at the municipal bond market, it lagged its taxable bond counterparts over the six months ended May 31, 2007.

Legg Mason Partners Massachusetts Municipals Fund         I

Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned 0.30% and 0.69%, respectively.

Performance Review

For the six months ended May 31, 2007, Class A shares of Legg Mason Partners Massachusetts Municipals Fund, excluding sales charges, returned 1.37%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which returned 0.30% for the same period. The Lipper Massachusetts Municipal Debt Funds Category Average1 decreased 0.03% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of May 31, 2007 (excluding sales charges) (unaudited)

Six Months
Massachusetts Municipals Fund — Class A Shares	1.37%

Lehman Brothers Municipal Bond Index	0.30%

Lipper Massachusetts Municipal Debt Funds Category Average[1]	-0.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 1.04% and Class C shares returned 1.01% over the six months ended May 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yields for the period ending May 31, 2007 for Class A, Class B and Class C shares were 4.10%, 3.46% and 3.67%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, Class B and Class C shares would have been 3.98%, 3.33%, and 3.55%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 0.87%, 1.47% and 1.51%, respectively.
[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 55 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Massachusetts Municipals Fund

Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Legg Mason Partners Massachusetts Municipals Fund         III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 11, 2007

IV         Legg Mason Partners Massachusetts Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Massachusetts Municipals Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2006 and held for the six months ended May 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	1.37%	$1,000.00	$1,013.70	0.75%	$3.77

Class B	1.04	1,000.00	1,010.40	1.40	7.02

Class C	1.01	1,000.00	1,010.10	1.32	6.62

(1)	For the six months ended May 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.19	0.75%	$3.78

Class B	5.00	1,000.00	1,017.95	1.40	7.04

Class C	5.00	1,000.00	1,018.35	1.32	6.64

(1)	For the six months ended May 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         3

Schedule of Investments (May 31, 2007) (unaudited)

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 94.6%
Education — 18.9%
$1,000,000	AAA	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Series A, FSA-Insured, 5.000% due 8/15/30	$1,047,150
		Massachusetts State DFA Revenue:
1,000,000	AA	Applewild School Issue, Radian-Insured, 5.750% due 8/1/29	1,044,980
1,105,000	AA	Assumption College, Series A, Radian-Insured, 5.750% due 3/1/20	1,158,946
		Belmont Hill School:
1,350,000	A	5.000% due 9/1/23	1,413,828
1,420,000	A	5.000% due 9/1/24	1,485,959
1,170,000	A	5.000% due 9/1/26	1,222,381
1,000,000	AAA	Boston University, Series T-1, AMBAC-Insured, 5.000% due 10/1/35	1,045,630
1,000,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/31	1,041,850
1,070,000	Aaa(a)	Williston Northampton School Project, XLCA-Insured, 5.000% due 10/1/25	1,117,305
		Massachusetts State Educational Financing Authority Revenue, Issue E, AMBAC-Insured:
1,445,000	AAA	5.000% due 1/1/13 (b)	1,460,505
2,175,000	AAA	5.300% due 1/1/16 (b)	2,213,084
3,000,000	AAA	Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC-Insured, 4.750% due 8/15/32	3,070,470
665,000	A	University of Virgin Islands, Refunding & Improvement, Series A, ACA-Insured, 6.000% due 12/1/19	707,114

		Total Education	18,029,202

Escrowed to Maturity — 3.2%
965,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (c)	1,033,225
1,585,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (c)	2,033,904

		Total Escrowed to Maturity	3,067,129

Finance — 1.1%
1,000,000	NR	Virgin Islands PFA Revenue, Series E, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,031,880

General Obligation — 11.3%
3,000,000	AAA	City of Springfield, MA, GO, FSA-Insured, 5.000% due 8/1/19	3,198,540
4,500,000	AA	Massachusetts State, GO, Series B, 5.000% due 11/1/16	4,838,760
1,000,000	Aaa(a)	Quaboag, MA, Regional School District, GO, State Qualified, FSA-Insured, State Aid Withholding, 5.500% due 6/1/20	1,053,340
1,500,000	AAA	Westwood, MA, GO, MBIA-Insured, 5.375% due 6/1/17	1,613,835

		Total General Obligation	10,704,475

Hospitals — 9.5%
		Massachusetts State HEFA Revenue:
		Berkshire Health Systems, Series E:
1,000,000	BBB+	6.250% due 10/1/31	1,076,220

See Notes to Financial Statements.

4         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (May 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hospitals — 9.5% (continued)
$750,000	AA	Radian-Insured, 5.700% due 10/1/25	$803,640
2,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	2,229,480
400,000	AAA	CARS Medical Center of Central Massachusetts, Series B, AMBAC-Insured, 9.020% due 6/23/22 (d)	418,664
		Covenant Healthcare System:
1,000,000	A	6.500% due 7/1/17	1,094,710
750,000	A	6.000% due 7/1/31	805,005
1,000,000	BBB-	Milford Regional Medical Center, Series E, 5.000% due 7/15/27	1,013,420
1,500,000	BBB	University of Massachusetts, Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,617,915

		Total Hospitals	9,059,054

Housing: Multi-Family — 1.9%
		Framingham, MA, Housing Authority Mortgage Revenue, Beaver Terrace Apartments, Series A, GNMA-Collateralized:
400,000	AAA	6.200% due 2/20/21	439,712
1,200,000	AAA	6.350% due 2/20/32	1,319,088

		Total Housing: Multi-Family	1,758,800

Housing: Single-Family — 1.0%
995,000	AA-	Massachusetts State Housing Financial Agency, Housing, Series E, 4.500% due 6/1/38	962,692

Industrial Development — 2.1%
915,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)	924,690
1,000,000	AA	Massachusetts State, DFA Revenue, May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,044,800

		Total Industrial Development	1,969,490

Life Care Systems — 3.9%
		Massachusetts State DFA Revenue:
1,300,000	BBB-	First Mortgage, Edgecombe Project, Series A, 6.750% due 7/1/26	1,407,094
1,000,000	AAA	Neville Community, Series A, GNMA-Collateralized, 6.000% due 6/20/44	1,099,840
1,175,000	AAA	Massachusetts State, IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	1,237,839

		Total Life Care Systems	3,744,773

Miscellaneous — 1.1%
1,000,000	A+	Massachusetts State DFA Revenue, Massachusetts Biomedical Research Corp., Series C, 6.250% due 8/1/20	1,068,700

Pollution Control — 0.6%
485,000	AAA	Massachusetts State, Water Pollution Abatement Trust, Pool Program, Series 9, Unrefunded Balance, 5.250% due 8/1/28	516,404

Pre-Refunded — 28.6%
835,000	NR	Boston, MA, IDA Financing Revenue, Refunding, North End Community, Series A, FHA-Insured, Call 8/1/07 @ 105, 6.450% due 8/1/37 (e)	878,712

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         5

Schedule of Investments (May 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pre-Refunded — 28.6% (continued)
		Massachusetts State:
$1,915,000	AAA	Consolidated Loan, Series D, MBIA-Insured, Call 8/1/12 @ 100, 5.375% due 8/1/22 (e)	$2,048,437
3,000,000	AAA	GO, Series D, MBIA-Insured, Call 11/1/11 @ 100, 5.500% due 11/1/15 (e)	3,199,980
2,750,000	AAA	Project, Series C, MBIA-Insured, Call 10/1/10 @ 100, 5.250% due 10/1/20 (e)	2,871,468
		Massachusetts State DFA Revenue:
1,000,000	NR	Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (e)	1,148,640
1,000,000	AAA	VOA Concord, Series A, GNMA-Collateralized, Call 10/20/11 @ 105, 6.900% due 10/20/41 (e)	1,165,330
1,000,000	AAA	Western New England College, AMBAC-Insured, Call 7/1/10 @ 102, 5.250% due 7/1/20 (e)	1,059,460
		Massachusetts State, GO:
85,000	AAA	Consolidated Loan, Series D, MBIA-Insured, Call 8/1/12 @ 100, 5.375% due 8/1/22 (e)	90,923
2,500,000	AAA	Consolidated Loan, Series E, AMBAC-Insured, Call 11/1/16 @ 100, 5.000% due 11/1/24 (e)	2,700,375
		Massachusetts State HEFA Revenue:
1,000,000	BBB-	Milford-Whitinsville Hospital, Series D, Call 7/15/12 @ 101, 6.350% due 7/15/32 (e)	1,119,710
2,500,000	AAA	University of Massachusetts, Project, Series C, MBIA-Insured, Call 10/1/12 @ 100, 5.250% due 10/1/31 (e)	2,666,850
1,500,000	BBB+(f)	Winchester Hospital, Series E, Call 7/1/10 @ 101, 6.750% due 7/1/30 (e)	1,619,385
1,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/22 (e)	1,050,820
1,515,000	AAA	Massachusetts State Water Pollution Abatement Trust, Pool Program, Series 9, Call 8/1/13 @ 100, 5.250% due 8/1/28 (e)	1,627,610
1,000,000	AAA	Northern Mariana Islands Commonwealth GO, Series A, Call 6/1/10 @ 100, 7.375% due 6/1/30 (e)	1,101,590
735,000	BBB	Puerto Rico Public Buildings Authority Revenue, Government Facilities, Series D, Call 7/1/12 @ 100, 5.375% due 7/1/33 (e)	785,480
1,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Senior, Series 2, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/20 (e)	1,045,870
1,000,000	AAA	Westfield, MA, MBIA-Insured, Call 12/15/11 @ 101, 5.500% due 12/15/20 (e)	1,077,660

		Total Pre-Refunded	27,258,300

Public Facilities — 1.1%
1,000,000	AAA	Boston, MA, Convention Center Act, Special Obligation, Series A, AMBAC-Insured, 5.000% due 5/1/25	1,039,140

Transportation — 5.8%
3,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Assessment, Series A, 5.250% due 7/1/30	3,376,500

See Notes to Financial Statements.

6         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (May 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Transportation — 5.8% (continued)
$2,000,000	AAA	Massachusetts State Port Authority Revenue, Series A, AMBAC-Insured, 5.000% due 7/1/25	$2,095,960

		Total Transportation	5,472,460

Utility — 1.1%
1,000,000	A-	Massachusetts State DFA Revenue, Devens Electric Systems, 6.000% due 12/1/30	1,061,630

Water & Sewer — 3.4%
1,000,000	AA	Boston, MA, Water & Sewer Commission Revenue, Senior Series A, 5.000% due 11/1/24	1,044,600
80,000	AAA	Massachusetts State Water Pollution Abatement Trust, Series A, Unrefunded Balance, 6.375% due 2/1/15	80,169
2,000,000	AAA	Massachusetts State Water Resources Authority, Series A, FSA-Insured, 5.000% due 8/1/24	2,111,180

		Total Water & Sewer	3,235,949

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $87,543,874)	89,980,078

SHORT-TERM INVESTMENTS — 3.7%
General Obligation — 2.0%
		Massachusetts State GO:
300,000	A-1+	Central Artery, Series A, SPA-Landesbank Baden-Wuerttenburg, 3.900%, 6/1/07 (g)	300,000
		Consolidated Loan:
950,000	A-1+	Series A, SPA-Dexia Credit Local, 3.950%, 6/1/07 (g)	950,000
700,000	A-1+	Series B, SPA-Bank of America, 3.950%, 6/1/07 (g)	700,000

		Total General Obligation	1,950,000

Water & Sewer — 1.7%
1,600,000	A-1+	Massachusetts State Water Resources Authority, Multi-Modal, Refunding, Subordinated Series C, LOC-Landesbank Hessen-Thuringen, 3.950%, 6/1/07 (g)	1,600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,550,000)	3,550,000

		TOTAL INVESTMENTS — 98.3% (Cost — $91,093,874#)	93,530,078
		Other Assets in Excess of Liabilities — 1.7%	1,654,238

		TOTAL NET ASSETS — 100.0%	$95,184,316

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Inverse floating rate security — coupon varies inversely with level of short-term tax-exempt interest rates.

(e)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Rating by Fitch Ratings Service.

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         7

Schedule of Investments (May 31, 2007) (unaudited) (continued)

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 9 and 10 for definitions of ratings.

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CARS	— Complimentary Auction Rate Securities
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
INFLOS	— Inverse Floaters
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PFA	— Public Facilities Authority
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
XLCA	— XL Capital Assurance Inc.

See Notes to Financial Statements.

8         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         9

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

10         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (May 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $91,093,874)	$93,530,078
Cash	35,678
Interest receivable	1,485,767
Receivable for securities sold	220,000
Receivable for Fund shares sold	98,305
Prepaid expenses	1,889

Total Assets	95,371,717

LIABILITIES:
Distributions payable	110,008
Investment management fee payable	30,716
Distribution fees payable	18,758
Payable for Fund shares repurchased	11,734
Trustees’ fees payable	7,212
Deferred compensation payable	4,737
Accrued expenses	4,236

Total Liabilities	187,401

Total Net Assets	$95,184,316

NET ASSETS:
Par value (Note 6)	$74
Paid-in capital in excess of par value	95,213,429
Undistributed net investment income	52,953
Accumulated net realized loss on investments and futures contracts	(2,518,344)
Net unrealized appreciation on investments	2,436,204

Total Net Assets	$95,184,316

Shares Outstanding:
Class A	6,266,073

Class B	630,524

Class C	548,315

Net Asset Value:
Class A (and redemption price)	$12.79

Class B *	$12.78

Class C *	$12.76

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.36

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         11

Statement of Operations (For the six months ended May 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$2,236,734

EXPENSES:
Investment management fee (Note 2)	228,838
Distribution fees (Notes 2 and 4)	109,034
Legal fees	35,088
Shareholder reports (Note 4)	32,780
Audit and tax	9,329
Registration fees	6,756
Trustees’ fees	6,301
Transfer agent fees (Note 4)	3,429
Insurance	996
Restructuring and reorganization fees (Note 11)	954
Custody fees	767
Miscellaneous expenses	5,653

Total Expenses	439,925
Less: Fee waivers and/or expense reimbursements (Note 2)	(48,067)

Net Expenses	391,858

Net Investment Income	1,844,876

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(73,963)
Futures contracts	838,464

Net Realized Gain	764,501

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,456,308)
Futures contracts	38,990

Change in Net Unrealized Appreciation/Depreciation	(1,417,318)

Net Loss on Investments and Futures Contracts	(652,817)

Increase in Net Assets From Operations	$1,192,059

See Notes to Financial Statements.

12         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended May 31, 2007 (unaudited) and the year ended November 30, 2006

	2007	2006
OPERATIONS:
Net investment income	$1,844,876	$2,997,865
Net realized gain	764,501	571,904
Change in net unrealized appreciation/depreciation	(1,417,318)	496,409

Increase in Net Assets From Operations	1,192,059	4,066,178

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,845,169)	(2,983,749)

Decrease in Net Assets From Distributions to Shareholders	(1,845,169)	(2,983,749)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	17,003,318	27,634,669
Reinvestment of distributions	1,152,864	1,749,505
Cost of shares repurchased	(8,422,658)	(9,272,314)

Increase in Net Assets From Fund Share Transactions	9,733,524	20,111,860

Increase in Net Assets	9,080,414	21,194,289
NET ASSETS:
Beginning of period	86,103,902	64,909,613

End of period*	$95,184,316	$86,103,902

* Includes undistributed net investment income of:	$52,953	$53,246

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         13

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares(1)	2007(2)		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$12.88		$12.69		$12.93		$13.13	$13.01	$12.93

Income (Loss) From Operations:
Net investment income	0.26		0.56		0.58		0.60	0.64	0.66
Net realized and unrealized gain (loss)	(0.08)		0.20		(0.25)		(0.20)	0.12	0.09

Total Income From Operations	0.18		0.76		0.33		0.40	0.76	0.75

Less Distributions From:
Net investment income	(0.27)		(0.57)		(0.57)		(0.59)	(0.64)	(0.67)
Net realized gains	—		—		—		(0.01)	—	—

Total Distributions	(0.27)		(0.57)		(0.57)		(0.60)	(0.64)	(0.67)

Net Asset Value, End of Period	$12.79		$12.88		$12.69		$12.93	$13.13	$13.01

Total Return(3)	1.37%		6.09%		2.58%		3.11%	5.96%	5.96%

Net Assets, End of Period (000s)	$80,127		$69,155		$46,714		$47,307	$50,937	$46,656

Ratios to Average Net Assets:
Gross expenses	0.86	%(4)(5)	0.88%		0.91%		0.87%	0.85%	0.85%
Net expenses	0.76	(4)(5)(6)(7)	0.75	(6)(7)	0.85	(6)(7)	0.86 (7)	0.85	0.85
Net investment income	4.13	(4)	4.43		4.49		4.56	4.84	5.11

Portfolio Turnover Rate	11%		2%		12%		21%	19%	51%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.75%, respectively (Note 11).

(6)

Effective August 1, 2005, the manager will waive management fees and/or reimburse expenses at the rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager will waive management fees and/or reimburse expenses for Class B and Class C shares at the same rate as it waives fees and/or reimburses expenses for Class A.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares(1)	2007(2)		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$12.87		$12.68		$12.92		$13.13	$13.00	$12.92

Income (Loss) From Operations:
Net investment income	0.23		0.50		0.50		0.52	0.56	0.59
Net realized and unrealized gain (loss)	(0.10)		0.18		(0.25)		(0.20)	0.14	0.09

Total Income From Operations	0.13		0.68		0.25		0.32	0.70	0.68

Less Distributions From:
Net investment income	(0.22)		(0.49)		(0.49)		(0.52)	(0.57)	(0.60)
Net realized gains	—		—		—		(0.01)	—	—

Total Distributions	(0.22)		(0.49)		(0.49)		(0.53)	(0.57)	(0.60)

Net Asset Value, End of Period	$12.78		$12.87		$12.68		$12.92	$13.13	$13.00

Total Return(3)	1.04%		5.47%		2.00%		2.48%	5.48%	5.41%

Net Assets, End of Period (000s)	$8,058		$10,979		$13,873		$17,618	$21,168	$21,750

Ratios to Average Net Assets:
Gross expenses	1.51	%(4)(5)	1.47%		1.49%		1.40%	1.39%	1.33%
Net expenses	1.40	(4)(5)(6)(7)	1.34	(6)(7)	1.44	(6)(7)	1.39 (7)	1.39	1.33
Net investment income	3.56	(4)	3.88		3.90		4.03	4.30	4.59

Portfolio Turnover Rate	11%		2%		12%		21%	19%	51%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.50% and 1.40%, respectively (Note 11).

(6)

Effective August 1, 2005, the manager will waive management fees and/or reimburse expenses at the rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager will waive management fees and/or reimburse expenses for Class B and Class C shares at the same rate as it waives fees and/or reimburses expenses for Class A.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         15

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares(1)	2007(2)		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$12.86		$12.67		$12.91		$13.11	$12.99	$12.91

Income (Loss) From Operations:
Net investment income	0.23		0.48		0.50		0.52	0.56	0.59
Net realized and unrealized gain (loss)	(0.10)		0.19		(0.25)		(0.20)	0.13	0.09

Total Income From Operations	0.13		0.67		0.25		0.32	0.69	0.68

Less Distributions From:
Net investment income	(0.23)		(0.48)		(0.49)		(0.51)	(0.57)	(0.60)
Net realized gains	—		—		—		(0.01)	—	—

Total Distributions	(0.23)		(0.48)		(0.49)		(0.52)	(0.57)	(0.60)

Net Asset Value, End of Period	$12.76		$12.86		$12.67		$12.91	$13.11	$12.99

Total Return(3)	1.01%		5.43%		1.97%		2.50%	5.37%	5.36%

Net Assets, End of Period (000s)	$6,999		$5,970		$4,323		$4,915	$5,311	$6,007

Ratios to Average Net Assets:
Gross expenses	1.43	%(4)(5)	1.52%		1.52%		1.46%	1.46%	1.40%
Net expenses	1.32	(4)(5)(6)(7)	1.39	(6)(7)	1.47	(6)(7)	1.45 (7)	1.46	1.40
Net investment income	3.56	(4)	3.80		3.88		3.97	4.23	4.56

Portfolio Turnover Rate	11%		2%		12%		21%	19%	51%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.42% and 1.32%, respectively (Note 11).

(6)

Effective August 1, 2005, the manager will waive management fees and/or reimburse expenses at the rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager will waive management fees and/or reimburse expenses for Class B and Class C shares at the same rate as it waives fees and/or reimburses expenses for Class A.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a Massachusetts business trust registered under the 1940 Act as a separate non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two traunches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two traunches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust. When structuring an inverse floater, the Fund would also be required to retain the municipal bond on its balance sheet and recognize a liability for the VRDO traunch of the trust, along with the periodic interest expense associated with the VRDO. Both the municipal bond and the VRDO are marked to market when the Fund determines its net asset value.

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value. Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market.

The inverse floater held by the Fund at May 31, 2007 was acquired in the secondary market.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

18         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million and 0.48% of the Fund’s average daily net assets in excess of $500 million.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended May 31, 2007, LMPFA waived a portion of its management fee in the amount of $48,067.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2007, LMIS and its affiliates received sales charges of approximately $10,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$1,000	$6,000	$1,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred under the Plan. As of May 31, 2007, the Fund accrued $4,737 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended May 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$29,547,462

Sales	9,327,919

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,021,984
Gross unrealized depreciation	(585,780)

Net unrealized appreciation	$2,436,204

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer AgentFees	Shareholder Reports Expenses
Class A	$57,026	$2,023	$21,966
Class B	29,145	941	8,471
Class C	22,863	465	2,343

Total	$109,034	$3,429	$32,780

20         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Net Investment Income:
Class A	$1,572,256	$2,336,721
Class B	156,610	478,357
Class C	116,303	168,671

Total	$1,845,169	$2,983,749

6.	Shares of Beneficial Interest

At May 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2007		Year Ended November 30, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,195,860	$15,344,238	1,964,563	$25,149,682
Shares issued on reinvestment	79,983	1,026,140	111,596	1,425,190
Shares repurchased	(378,604)	(4,861,593)	(389,393)	(4,965,921)

Net Increase	897,239	$11,508,785	1,686,766	$21,608,951

Class B
Shares sold	23,033	$295,577	31,534	$402,669
Shares issued on reinvestment	5,634	72,242	19,240	245,321
Shares repurchased	(251,020)	(3,219,221)	(291,949)	(3,721,062)

Net Decrease	(222,353)	$(2,851,402)	(241,175)	$(3,073,072)

Class C
Shares sold	106,442	$1,363,503	162,750	$2,082,318
Shares issued on reinvestment	4,255	54,482	6,199	78,994
Shares repurchased	(26,687)	(341,844)	(45,975)	(585,331)

Net Increase	84,010	$1,076,141	122,974	$1,575,981

7.	Capital Loss Carryforward

On November 30, 2006, the Fund had, for federal income tax purposes, a net capital loss carryforward of $3,182,338, of which $433,171 expires in 2008, $343,455 expires in 2010, $554,670 expires in 2011, $1,206,214 expires in 2012 and $644,828 expires in 2013. These amounts will be available to offset any future taxable capital gains.

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

8.	Regulatory Matters

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

22         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

***

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

24         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

11.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be December 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax

Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of Fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities.

14.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

26         Legg Mason Partners Massachusetts Municipals Fund 2007 Semi-Annual Report

Legg Mason Partners

Massachusetts Municipals Fund

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of shareholders of Legg Mason Partners Massachusetts Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investors Services, LLC

Member NASD, SIPC

FD2227 7/07	SR07-362

Legg Mason Partners

Massachusetts Municipals Fund

The Fund is a separate investment fund of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not Applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	August 3, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	August 3, 2007